Commitments and Contingencies - Refund Investigation (Detail) - TRY (₺) ₺ in Thousands	Dec. 10, 2025	Dec. 05, 2025	Nov. 10, 2025	May 18, 2023
ICTA - Refunds Investigation
Disclosure of commitments and contingencies
Amount deposited in to the Ministry's account with default interest				₺ 98,333
Refund investigation of remaining TL in Prepaid Lines (March 1, 2019-April 30, 2021, Period)
Disclosure of commitments and contingencies
Amount of fine imposed			₺ 277
Administrative fine paid	₺ 207
Refund Investigation No. 57
Disclosure of commitments and contingencies
Amount of fine imposed			1,669
Administrative fine paid		₺ 1,251
Refund Investigation No. 57 | Turkcell Superonline
Disclosure of commitments and contingencies
Amount of fine imposed			520
Administrative fine paid		390
Secretary Service Investigation No. 122
Disclosure of commitments and contingencies
Amount of fine imposed			1,312
Administrative fine paid	₺ 983
Refund investigation of remaining TL in Prepaid Lines (May 1, 2021 - September 30, 2022)
Disclosure of commitments and contingencies
Amount of fine imposed			₺ 939
Administrative fine paid		₺ 704